Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Jan. 31, 2022	Jan. 31, 2021	Jan. 31, 2020
OPERATING ACTIVITIES
Net income	$ 86,282	$ 52,100	$ 36,997
Adjustments to reconcile net income to cash provided by operating activities:
Depreciation	5,129	5,757	6,037
Amortization of intangible assets	59,099	55,905	55,485
Stock-based compensation expense (Note 17)	11,017	6,313	4,909
Other non-cash operating activities	308	207	337
Deferred tax expense	1,514	14,523	5,743
Changes in operating assets and liabilities (Note 21)	12,789	(3,575)	(5,256)
Cash provided by operating activities	176,138	131,230	104,252
INVESTING ACTIVITIES
Additions to property and equipment	(4,829)	(3,759)	(4,900)
Acquisition of subsidiaries, net of cash acquired (Note 3)	(90,278)	(48,403)	(292,053)
Cash used in investing activities	(95,107)	(52,162)	(296,953)
FINANCING ACTIVITIES
Proceeds from borrowing on the credit facility		10,196	297,015
Credit facility and other debt repayments	(1,068)	(10,793)	(322,634)
Payment of debt issuance costs	(72)	(40)	(1,400)
Issuance of common shares for cash, net of issuance costs (Note 15)	2,656	6,194	237,973
Payment of contingent consideration			(785)
Cash provided by financing activities	1,516	5,557	210,169
Effect of foreign exchange rate changes on cash	(2,771)	4,633	(363)
Increase in cash	79,776	89,258	17,105
Cash, beginning of year	133,661	44,403	27,298
Cash, end of year	213,437	133,661	44,403
Supplemental disclosure of cash flow information:
Cash paid during the year for interest		89	3,516
Cash paid during the year for income taxes	$ 12,575	$ 8,214	$ 8,946